Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of accounts receivables

	As of December 31,
	2021	2022
	HK$	HK$
Receivable from capital market solutions services	86,514,680	81,614,733
Commission receivable from insurance brokerage	—	2,718,150
Receivable from digital solutions and other services	—	81,844,175
Receivable from fashion and luxury media advertising and marketing services	—	21,496,558

	86,514,680	187,673,616

Summary of aging analysis of accounts receivable
An aging analysis of the accounts receivable as of the end of the reporting period, based on the due date, net of loss allowance is as follows:

	As of December 31,
	2021	2022
	HK$	HK$
Not yet due	74,048,058	177,754,160
Past due
Within 1 month	53,633	7,270,723
1 to 3 months	5,165,947	1,545,263
Over 3 months	7,247,042	1,103,470

	86,514,680	187,673,616

Summary of accounts receivables past due analysis

	Internal credit risk rating
As of December 31, 2021	AAA	AA	A	BBB	BB	CCC	Total

Expected credit loss rate	—	—	0.10%	0.17%	—	0.10%	—
Gross carrying amount (HK$‘000)	—	—	54,763	24,218	—	7,534	86,515

	Internal credit risk rating
As of December 31, 2022	AAA	AA	A	BBB	BB	CCC	Total

Expected credit loss rate	—	0.15%	—	0.27%	—	—	—
Gross carrying amount (HK$‘000)	—	84,563	—	103,111	—	—	187,674